Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 564,067,402
Net change in adjustment from contract value to fair value for fully benefit-responsive investment contracts	9,711,994
Net change in excess contributions payable	(4,614)
Net income per the Plan’s Form 5500	$ 573,774,782